STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS (Details Narrative) (USD $)	0 Months Ended						1 Months Ended	0 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended
	Jul. 03, 2013	Mar. 06, 2013	Oct. 11, 2012	Sep. 12, 2011	Sep. 13, 2011	Jul. 11, 2011	Jun. 21, 2013	Feb. 10, 2011	Jan. 12, 2011	May 31, 2013	Aug. 20, 2010	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Jun. 26, 2013 Warrant 1	Jun. 26, 2013 Warrant 2	Jun. 26, 2013 Warrant 3
Warrants/RSU Issued	26,563					300,000	210,600								13,004,316	844,444	375,000
Options Issued		1,388,184	105,000	1,575,000	105,000			100,000	50,000	94,442	3,150,398
Exercise Price of warrants/options at issuance	$ 0.64	$ 0.67	$ 0.75	$ 0.19	$ 0.18	$ 0.22		$ 0.20	$ 0.21		$ 0.27	$ 0.30			$ 0.715		$ 0.715
Contractual Term		3 years	3 years	2 years	3 years	5 years									5 years		5 years
Value at Issuance						$ 21,000		$ 0.10	$ 0.10		$ 0.12				$ 1,781,592
Expected Volatility Rate		29.00%	29.00%	31.00%	31.00%			30.865%	30.865%		31.675%					32.00%	32.00%
Risk-free interest rate		2.00%	2.00%	2.00%	2.00%			3.70%	3.40%		2.60%					1.00%	1.00%
Fair Value of Options, at issuance		$ 388,691	$ 32,550	$ 126,000	$ 8,400								$ 1,021,000	$ 317,000		$ 152,000	$ 67,500
Options expired/cancelled												125,000
Share based compensation expense											$ 125,465	$ 71,512